CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 ₪ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares
CURRENT ASSETS
Trade receivables, allowance for doubtful accounts | $	$ 65		$ 47
SHAREHOLDERS' EQUITY (Note 11):
Ordinary shares, par value per share | ₪ / shares		₪ 0.03		₪ 0.03
Ordinary shares, shares authorized	17,000,000		6,666,667
Ordinary shares, shares issued	3,296,123		3,120,684
Ordinary shares, shares outstanding	3,294,323		3,118,884
Treasury shares, shares	1,800		1,800